Significant restructuring transaction, mergers and acquisitions and equity investments- Other acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Other acquisitions
Goodwill		¥ 125,420	¥ 81,645	$ 25,850	¥ 162,149
Total purchase price is comprised of:
- cash consideration	¥ 17,300	41,836	3,055
Other acquisitions, summarized
Other acquisitions
Net assets (liabilities)		(223)	350		(58)
Identifiable intangible assets		593	876		411
Deferred tax liabilities		(36)	(198)		(60)
Subtotal		334	1,028		293
Noncontrolling interests and mezzanine equity		(110)	(10)		(77)
Net identifiable assets acquired		224	1,018		216
Goodwill		793	1,403		618
Total		1,017	2,421		834
Fair value of previously held equity interests	(133)	(51)
Purchase consideration settled		(771)	(2,360)		(575)
Contingent/deferred consideration as of year end		195	61		¥ 126
Total purchase price is comprised of:
- cash consideration	701	966	2,421
- fair value of previously held equity interests	133	51
Total	834	1,017	2,421
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition	¥ 133	¥ 51	¥ 0